BRIDGE BUILDER TRUST

Bridge Builder Small/Mid Cap Value Fund (the “Small/Mid Cap Value Fund”)

Bridge Builder Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”)

Supplement dated January 13, 2026

to the Prospectus dated October 27, 2025, as supplemented

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

A.

Anthony Philipp has been added as a portfolio manager of the portion of the assets of the Small/Mid Cap Value Fund managed by Diamond Hill Capital Management, Inc. (“Diamond Hill’s Allocated Portion of the Small/Mid Cap Value Fund”). Christopher Welch continues to serve as a portfolio manager of Diamond Hill’s Allocated Portion of the Small/Mid Cap Value Fund.

Accordingly, the Prospectus is hereby supplemented and revised as follows:

1.

The table entitled “Diamond Hill” in the sub-section entitled “Sub-advisers and Portfolio Managers” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Value Fund” is hereby replaced with the following:

Diamond Hill

Portfolio Managers	Position with Diamond Hill	Length of Service to the Fund
Christopher Welch, CFA	Portfolio Manager	Since January 2019
Anthony Philipp	Portfolio Manager	Since December 2025

2.

The sub-section entitled “Sub-advisers and Portfolio Managers – Small/Mid Cap Value Fund – Diamond Hill – Portfolio Manager” under the section entitled “Management of the Funds” is hereby replaced with the following:

Portfolio Managers:

Christopher Welch, CFA has been a portfolio manager of the Small/Mid Cap Value Fund since January 2019. Anthony Philipp has been a portfolio manager of the Small/Mid Cap Value Fund since December 2025.

Mr. Welch serves as a Portfolio Manager for Diamond Hill and has been with Diamond Hill since 2005.

Mr. Philipp serves as a Portfolio Manager for Diamond Hill and joined the firm in 2024. Prior to joining Diamond Hill, Mr. Philipp was an investment analyst for Hotchkis & Wiley Capital Management from 2019 to 2024.

B.

Corey Bronner no longer serves as portfolio manager of the portion of the assets of the Small/Mid Cap Growth Fund managed by Champlain Investment Partners, LLC (“Champlain’s Allocated Portion of the Small/Mid Cap Growth Fund”). Scott Brayman, Joseph Caligiuri, Joseph Farley and Robert Hallisey continue to serve as portfolio managers of Champlain’s Allocated Portion of the Small/Mid Cap Growth Fund.

Accordingly, all references and information related to Corey Bronner in the Prospectus are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

BRIDGE BUILDER TRUST

Bridge Builder Small/Mid Cap Value Fund (the “Small/Mid Cap Value Fund”)

Bridge Builder Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”)

Supplement dated January 13, 2026

to the Statement of Additional Information (“SAI”) dated October 27, 2025, as supplemented

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

A.

Anthony Philipp has been added as a portfolio manager of the portion of the assets of the Small/Mid Cap Value Fund managed by Diamond Hill Capital Management, Inc. (“Diamond Hill’s Allocated Portion of the Small/Mid Cap Value Fund”). Christopher Welch continues to serve as a portfolio manager of Diamond Hill’s Allocated Portion of the Small/Mid Cap Value Fund.

Accordingly, the SAI is hereby supplemented and revised as follows:

1.

The sub-section entitled “Other Accounts Managed by Portfolio Manager and Ownership of Fund Shares” under the section entitled “The Funds’ Investment Teams – The Sub-advisers – Small/Mid Cap Value Fund – Diamond Hill Capital Management, Inc. (“Diamond Hill”)” is hereby replaced with the following:

Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares. The table below identifies, for each portfolio manager of the Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are subject to a performance-based advisory fee, this information is reflected in the table below. Information is shown as of June 30, 2025, except as noted below. Asset amounts are approximate and have been rounded.

	Registered Investment Companies (excluding the Fund)[1]		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts

All Accounts
Christopher Welch, CFA	4	$1.3 billion	3	$257 million	7	$67 million
Anthony Philipp*	3	$1.2 billion	3	$229 million	7	$72 million

 * Information is as of November 30, 2025.

As of June 30, 2025, for Mr. Welch, and as of November 30, 2025, for Mr. Philipp, the above-listed portfolio managers did not beneficially own any shares of the Fund.

B.

Corey Bronner no longer serves as portfolio manager of the portion of the assets of the Small/Mid Cap Growth Fund managed by Champlain Investment Partners, LLC (“Champlain’s Allocated Portion of the Small/Mid Cap Growth Fund”). Scott Brayman, Joseph Caligiuri, Joseph Farley and Robert Hallisey continue to serve as portfolio managers of Champlain’s Allocated Portion of the Small/Mid Cap Growth Fund.

Accordingly, all references and information related to Corey Bronner in the SAI are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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